Other Expense - Schedule of Unrecognized Tax Benefits (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	$ 26,054
Increases for positions related to the current period	2,099
Changes for positions taken in prior periods	1,852
Decreases related to statute of limitations	(93)
Balance of unrecognized tax benefits as at September 30	$ 29,912